Fair Value of Financial Instruments - Schedule of Inputs and Valuation Techniques (Details)	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, estimated time to liquidity	2 years	2 years 6 months
Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.840	0.700
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.042	0.043